Derivative financial instrument liabilities (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended
	May 31, 2023	Mar. 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
Derivative Financial Instrument Liabilities
Warrant liability	$ 5,100,000			$ 5,100,000
Fair value changes loss	700,000
Fair value changes gain			$ 1,300,000	1,700,000	$ 1,400,000
Gold collar contracts		1,800 gold ounces per month totalling 9,000 gold ounces to be settled from April 2023 to August 2023, at a maximum and minimum gold price of $2,030 and $1,825 per gold ounce, respectively.
Gold ounces expired unexercised	3,600			3,600
Fair value changes loss	$ 100,000		$ 0	$ 100,000	$ 0